Accounts Payable and Accrued Liabilities - Schedule of accounts payable and accrued liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Mar. 31, 2024
Trade and other current payables [abstract]
Accounts payable	$ 7,983	$ 7,466
Accrued liabilities	2,602	1,878
Holdback payable	500	500
Other payable	781	760
Total	$ 11,866	$ 10,604